N-2 - USD ($)		3 Months Ended												12 Months Ended
		Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cover [Abstract]
Entity Central Index Key														0001578987
Amendment Flag														false
Document Type														N-CSR
Entity Registrant Name														ArrowMark Financial Corp.
Document Period End Date														Dec. 31, 2024
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder Transaction Expenses (as a percentage of offering price):
Sales Load(1)	− −
Offering Expenses(2)	− −
Dividend Reinvestment Plan Expenses(3)	None
Total Stockholder Transaction Expenses	− −

(1)	In the event that the securities to which the Company’s prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load.

(2)	The Company’s related supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on our behalf), the offering price and the offering expenses borne by us as a percentage of the offering price.

(3)	The expenses associated with the administration of our dividend reinvestment plan are included in “Other Expenses.” Participants in the dividend reinvestment plan that instruct the plan administrator to sell shares obtained under the plan may be accessed a $15 transaction fee by the plan administrator and the proceeds of such sale will be net of brokerage commissions, fees and transaction costs. For more details about the plan, see “Dividend Reinvestment Plan".

Sales Load [Percent]	[1]													0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]													$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]													0.00%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to common stock):
Management Fees(4)	2.61%
Interest payments on borrowed funds(5)	3.16%
Other Expenses (estimated for the current fiscal year)(7)	1.93%
Total Annual Expenses(8)	7.70%

(4)	For the purposes of calculating our expenses, we have assumed the maximum contractual management fee of 1.75% of Managed Assets. See “Investment Advisory Fee and Other Fee Arrangements.” see note 3

(5)	We entered into a revolving credit agreement on June 9, 2014. Interest expense assumes that leverage will represent approximately 30% of our Managed Assets (as defined under “Management—Management Agreement — Management Fee”) - see note 7, and charge interest or involve payment at a rate set by an interest rate transaction at the rate of 6.92% as of February 10, 2025. We have assumed for purposes of these expense estimates that we will utilize leverage for the entire year.

(6)	Includes fees and expenses of approximately 0.00% incurred indirectly as a result of investment in shares of one or more “Acquired Funds,” which include (i) investment companies, or (ii) companies that would be an investment company under Section 3(a) of the 1940 Act except for exceptions under Sections 3(c)(1) and 3(c)(7) under the 1940 Act.

(7)	Pursuant to the management agreement, our Adviser furnishes us, or arranges for the furnishing of office facilities and clerical and administrative services necessary for our operation (other than services provided by our custodian, accounting agent, administrator, dividend and interest paying agent and other service providers). We bear all expenses incurred in our operations, and we will bear the expenses related to any future offering. “Other Expenses” above includes all such costs not borne by our Adviser, which may include but are not limited to overhead costs of our business, commissions, fees and expenses connected with our investments and auditing, accounting and legal expenses, and Acquired Fund Fees and Expenses.

(8)	Total Annual Expenses may not correlate to the ratio of expenses to average net assets disclosed in the Company’s annual and semi-annual reports to stockholders in the financial highlights table, which reflects operating expenses of the Company and does not include “Acquired Fund” fees and expenses. For the year ended December 31, 2024, the Advisor voluntarily reimbursed the Fund $82,936 for expenses related to Investor Relations Fees.

Management Fees [Percent]	[4]													2.61%
Interest Expenses on Borrowings [Percent]	[5]													3.16%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]													1.93%
Total Annual Expenses [Percent]	[7]													7.70%
Expense Example [Table Text Block]

Example

The following example demonstrates the hypothetical dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. These amounts are based upon the assumption that our annual operating expenses remain at the levels set forth in the table above and that the annual return on investments before fees and expenses is 5%.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:	$76	$222	$360	$674

The purpose of the table and example above is to assist you in understanding the various costs and expenses that an investor in any future offering will bear directly or indirectly. The example and the expenses in the tables above should not be considered a representation of our future expenses, and actual expenses may be greater or less than those shown.

Moreover, while the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. In addition, while the example assumes reinvestment of all distributions at NAV, participants in our dividend reinvestment plan may receive common stock valued at the market price in effect at that time. This price may be at, above or below NAV. See “Dividend Reinvestment Plan” for additional information regarding our dividend reinvestment plan.

Expense Example, Year 01														$ 76
Expense Example, Years 1 to 3														222
Expense Example, Years 1 to 5														360
Expense Example, Years 1 to 10														$ 674
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in shares of our common stock will bear, directly or indirectly. Other expenses are estimated and may vary. Except where the context suggests otherwise, whenever the Company’s prospectus contains a reference to fees or expenses paid by “you” or “us” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses. We caution you that certain of the indicated percentages in the table below indicating annual expenses are estimates and may vary.

Basis of Transaction Fees, Note [Text Block]														as a percentage of offering price
Other Expenses, Note [Text Block]														“Other Expenses” above includes all such costs not borne by our Adviser, which may include but are not limited to overhead costs of our business, commissions, fees and expenses connected with our investments and auditing, accounting and legal expenses, and Acquired Fund Fees and Expenses.
Acquired Fund Total Annual Expenses, Note [Text Block]														Total Annual Expenses may not correlate to the ratio of expenses to average net assets disclosed in the Company’s annual and semi-annual reports to stockholders in the financial highlights table, which reflects operating expenses of the Company and does not include “Acquired Fund” fees and expenses. For the year ended December 31, 2024, the Advisor voluntarily reimbursed the Fund $82,936 for expenses related to Investor Relations Fees.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Class and Year(a)	Total Amount Outstanding(b)		Asset Coverage Per Unit(c)		Average Market Value (excludes Bank Loans)
Credit Facility
Fiscal 2013 (as of December 31, 2013)	N/A	(d)	N/A	(d)	N/A	(d)
Fiscal 2014 (as of December 31, 2014)	$22,500,000		$7,317		N/A
Fiscal 2015 (as of December 31, 2015)	$25,000,000		$6,631		N/A
Fiscal 2016 (as of December 31, 2016)	$61,500,000		$3,253		N/A
Fiscal 2017 (as of December 31, 2017)	$25,750,000		$6,478		N/A
Fiscal 2018 (as of December 31, 2018)	$51,000,000		$3,753		N/A
Fiscal 2019 (as of December 31, 2019)	$17,700,000		$9,090		N/A
Fiscal 2020 (as of December 31, 2020)	$43,000,000		$4,274		N/A
Fiscal 2021 (as of December 31, 2021)	$60,000,000		$3,558		N/A
Fiscal 2022 (as of December 31, 2022)	$55,600,000		$3,656		N/A
Fiscal 2023 (as of December 31, 2023)	$45,000,000		$4,387		N/A
Fiscal 2024 (as of December 31, 2024)	$46,800,000		$4,314		N/A

(a) On June 9, 2014, the Company entered into the Credit Facility, a revolving credit agreement which had an initial aggregate principal amount of up to $45,000,000 and stated maturity date of June 9, 2019. The interest rate applicable to borrowings thereunder was generally LIBOR plus an applicable margin of 2.85%. The Credit Facility’s commitment was increased to $70 million on January 16, 2015.The Credit Facility was further amended in May 2017 to reflect a single lender, Texas Capital Bank, N.A., a reduced rate of LIBOR +2.35% and a maximum borrowing amount of $62 million. In May 2022, the Credit Facility was further amended to reflect the addition of two lenders, a new rate of SOFR +2.61% and a maximum borrowing amount of $70 million. See “Leverage—Effects of Leverage” for a description of our revolving credit agreement.

(b) Total amount of each class of senior securities outstanding at the end of the period.

(c) The asset coverage ratio for senior securities representing indebtedness is calculated as our consolidated total assets, less all consolidated liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit.

(d)  No credit facility was in place in 2013. The credit facility was put in place during 2014. See (a).

Senior Securities, Note [Text Block]

Note 11 — Senior Securities

The Company did not have any senior securities outstanding prior to June 9, 2014. Borrowings under the Credit Facility for each fiscal year commencing with December 31, 2013, were as follows:

Class and Year(a)	Total Amount Outstanding(b)		Asset Coverage Per Unit(c)		Average Market Value (excludes Bank Loans)
Credit Facility
Fiscal 2013 (as of December 31, 2013)	N/A	(d)	N/A	(d)	N/A	(d)
Fiscal 2014 (as of December 31, 2014)	$22,500,000		$7,317		N/A
Fiscal 2015 (as of December 31, 2015)	$25,000,000		$6,631		N/A
Fiscal 2016 (as of December 31, 2016)	$61,500,000		$3,253		N/A
Fiscal 2017 (as of December 31, 2017)	$25,750,000		$6,478		N/A
Fiscal 2018 (as of December 31, 2018)	$51,000,000		$3,753		N/A
Fiscal 2019 (as of December 31, 2019)	$17,700,000		$9,090		N/A
Fiscal 2020 (as of December 31, 2020)	$43,000,000		$4,274		N/A
Fiscal 2021 (as of December 31, 2021)	$60,000,000		$3,558		N/A
Fiscal 2022 (as of December 31, 2022)	$55,600,000		$3,656		N/A
Fiscal 2023 (as of December 31, 2023)	$45,000,000		$4,387		N/A
Fiscal 2024 (as of December 31, 2024)	$46,800,000		$4,314		N/A

(a) On June 9, 2014, the Company entered into the Credit Facility, a revolving credit agreement which had an initial aggregate principal amount of up to $45,000,000 and stated maturity date of June 9, 2019. The interest rate applicable to borrowings thereunder was generally LIBOR plus an applicable margin of 2.85%. The Credit Facility’s commitment was increased to $70 million on January 16, 2015.The Credit Facility was further amended in May 2017 to reflect a single lender, Texas Capital Bank, N.A., a reduced rate of LIBOR +2.35% and a maximum borrowing amount of $62 million. In May 2022, the Credit Facility was further amended to reflect the addition of two lenders, a new rate of SOFR +2.61% and a maximum borrowing amount of $70 million. See “Leverage—Effects of Leverage” for a description of our revolving credit agreement.

(b) Total amount of each class of senior securities outstanding at the end of the period.

(c) The asset coverage ratio for senior securities representing indebtedness is calculated as our consolidated total assets, less all consolidated liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit.

(d)  No credit facility was in place in 2013. The credit facility was put in place during 2014. See (a).

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives — ArrowMark Financial Corp.’s primary investment objective is to provide stockholders with current income, and to a lesser extent, capital appreciation.There can be no assurance that the Company will achieve the investment objectives.

Investment Strategies — The Company is focused on income generation, capital preservation, and providing risk-adjusted rates of return. The Company attempts to achieve its investment objective through investment in preferred equity, debt and subordinated debt, structured notes and securities, convertible securities, regulatory capital securities and common equity issued or structured by banks and financial institutions including community banks, larger regional, national and money center banks domiciled in the United States and foreign and global money center banks. (“banking-related securities”). The Company makes investments that will generally be expected to pay the Company dividends and interest on a current basis and generate capital gains over time. The Company may seek to enhance the Company’s returns through the use of warrants, options and other equity conversion features. The Company has a policy to invest, under normal circumstances, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in such banking-related securities.

The Company focuses its portfolio on making long-term, passive, non-control investments in the banking sector, including “regulatory capital securities” which are securities issued or structured by banks seeking capital that is treated more favorably under banking regulations than other types of capital, acquisitions and other refinancing activities regulatory capital securities are issued or structured by a bank to maintain or reduce its regulatory capital requirements by transferring certain credit risks to investors. Regulatory capital securities may be structured in a variety of ways and are highly bespoke to the needs of the bank or other deposit-taking institution involved. Regulatory capital securities may be in the form of structured notes (e.g., credit-linked notes), contingent convertible securities, and other structured products or transactions. The Company intends to continue to direct investments in numerous issuers differentiated by asset size, business models and geographies. The Company also may invest in an option strategy that will normally consist of writing (selling) call options on bank equity securities in the Company’s portfolio (“covered calls”).The Company invests in foreign securities and the Company is not limited in the amount of assets the Company may invest in such foreign securities.

The Company indirectly invests in securities issued or structured by banks through structured securities and credit derivatives, including collateralized loan obligations (CLOs) and credit-linked notes. The Company currently invests in credit-linked notes for which the performance and payment of principal and interest is tied to a reference asset such as a pool of loans originated by a bank and held on its balance sheet. The Company also invests in equity and junior debt tranches of CLOs, and other debt securitizations, that are collateralized by a portfolio consisting primarily of unsecured, subordinated loans made to (and, to a lesser extent, unsecured, subordinated debentures and notes issued by) community banks or savings institutions or their respective holding companies. The Company may also invest in other securities and instruments that are related to these investments or that the Adviser believes are consistent with the Company’s investment objectives, including senior debt tranches of CLOs and loan accumulation facilities. These indirect investments provide exposure to and focus on the same types of direct investments that the Company makes in banking companies and, accordingly, the Company’s investments in structured securities (such as credit-linked notes and CLOs) and credit derivatives that provide exposure to the banking industry are considered an investment in banking securities. The loans or other assets pledged as collateral in these securitizations may not be publicly rated by any rating agency, and may have greater credit and liquidity risks than investment-grade corporate obligations that are publicly rated. The Company believes that the use of such instruments complements the Company’s overall strategy and enhance the diversity of the Company’s holdings.

The Company may also incur additional leverage to the extent permitted by the Investment Company Act. Although the Company normally seeks to invest substantially all of the Company’s assets in banking-related securities, the Company reserves the ability to invest up to 20% of the Company’s assets in other types of securities and instruments.

Additionally, the Company may take temporary defensive positions that are inconsistent with the Company’s investment strategy in attempting to respond to adverse market, economic, political or other conditions. If the Company does so, the Company may not achieve the Company’s investment objective.The Company may also choose not to take defensive positions.

Risk Factors [Table Text Block]

Note 6 — Risk Considerations

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Company. For additional information about the risks associated with investing in the Company, please see the Company’s prospectus as well as other Company regulatory filings.

Investment and Market Risk — An investment in the Company’s common shares (“Common Shares”) is subject to investment risk, including the possible loss of the entire principal invested. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Company dividends and distributions. The Company expects to utilize leverage, which will magnify investment risk.

Preferred and Debt Securities Risk — Preferred and debt securities in which the Company invests are subject to various risks, including credit risk, interest rate risk, call/prepayment risk and reinvestment risk. In addition, preferred securities are subject to certain other risks, including deferral and omission risk, subordination risk, limited voting rights risk and special redemption rights risk.

Credit Risk — The Company is subject to credit risk, which is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Leverage Risk — The use of leverage by the Company can magnify the effect of any losses. If the income and gains from the securities and investments purchased with leverage proceeds do not cover the cost of leverage, the return on the Common Shares will be less than if leverage had not been used. Moreover, leverage involves risks and special considerations for holders of Common Shares including the likelihood of greater volatility of net asset value and market price of the Common Shares than a comparable portfolio without leverage, and the risk that fluctuations in interest rates on reverse repurchase agreements, borrowings and short-term debt or in the dividend rates on any preferred shares issued by the Company will reduce the return to the holders of Common Shares or will result in fluctuations in the dividends paid on the Common Shares. There is no assurance that a leveraging strategy will be successful. See Note 7 for additional information on leverage.

Call/Prepayment and Reinvestment Risk — If an issuer of a security exercises an option to redeem its issue at par or prepay principal earlier than scheduled, the Company may be forced to reinvest in lower yielding securities. A decline in income could affect the Common Shares’ market price or the overall return of the Company.

Risks of Concentration in the Banking industry/Financial Sector — Because the Company concentrates in the banking industry and may invest up to 100% of its managed assets in the banking industry and financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting the banking industry and financials sector, such as changes in interest rates, loan concentration and competition.

Regulatory Risk — Financial institutions, including community banks, are subject to various state and federal banking regulations that impact how they conduct business, including but not limited to how they obtain funding. Changes to these regulations could have an adverse effect on their operations and operating results and our investments. We expect to make long-term investments in financial institutions that are subject to various state and federal regulations and oversight. Congress, state legislatures and the various bank regulatory agencies frequently introduce proposals to change the laws and regulations governing the banking industry in response to the Dodd-Frank Act, Consumer Financial Protection Bureau (the “CFPB”) rulemaking or otherwise. The likelihood and timing of any proposals or legislation and the impact they might have on our investments in financial institutions affected by such changes cannot be determined and any such changes may be adverse to our investments. Federal banking regulators recently proposed amended regulatory capital regulations in response to The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and Basel III protocols which would impose even more stringent capital requirements. In the event that a regulated bank falls below certain capital adequacy standards, it may become subject to regulatory intervention including, but not limited to, being placed into a Federal Deposit Insurance Corporation ("FDIC")-administered receivership or conservatorship. The effect of inadequate capital can have a potentially adverse consequence on the institution’s financial condition, its ability to operate as a going concern and its ability to operate as a regulated financial institution and may have a material adverse impact on our investments.

Interest Rate Risk — The Company is subject to interest rate risk, which is the risk that the preferred and debt securities in which the Company invests will decline in value because of rising market interest rates.

Convertible Securities/Contingent Convertible Securities Risk — The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Contingent convertible securities provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date.

Illiquid and Restricted Securities Risk — Investment of the Company’s assets in illiquid and restricted securities may restrict the Company’s ability to take advantage of market opportunities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Company believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Company pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The risks associated with illiquid and restricted securities may be particularly acute in situations in which the Company’s operations require cash and could result in the Company borrowing to meet its short-term needs or incurring losses on the sale of illiquid or restricted securities.

Regulatory Capital Relief Securities Risk — Regulatory capital relief securities are subject to several risks. In particular, to all capital securities, banking regulators could change or amend existing banking regulations which could affect the regulatory treatment of regulatory capital relief securities, where stricter regulation could make regulatory capital relief securities less desirable, or undesirable, for banks to issue, reducing the supply of new investments. Should an adverse regulatory development occur in the future, it would likely result in the bank issuer of such securities being able to redeem an investment early, which subjects the Company to reinvestment risk. Regulatory capital relief securities remain subject to the same sector specific and other risks as any banking-related investment that the Company may acquire, including, but not limited to, credit risk, interest rate risk, prepayments, adverse changes in market value or liquidity and the quality of the loans extended by each bank to its clients.

Annual Dividend Payment														$ (2)	$ (2.2)	$ (1.66)	$ (1.62)	$ (1.57)	$ (1.52)	$ (1.66)	$ (1.5)	$ (1.46)	$ (1.51)
Share Price [Table Text Block]

Share Price Data

The following table sets forth, for the quarters indicated, the highest and lowest prices on the NASDAQ Global Select Market per share of common stock, and the NAV per share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of Shares traded on the NASDAQ Global Select Market during the respective quarters.

					Premium/
			NASDAQ		(Discount)
	NAV per Share		Global Select		to NAV
	on Date of		Market Price		on Date of
During	Market Price(1)		Per Share(2)		Market Price(3)		Trading
Quarter Ended	High	Low	High	Low	High	Low	Volume(4)
March 31, 2022	$21.74	$21.74	$23.36	$20.13	7.5%	(7.4)%	701,814
June 30, 2022	$21.44	$21.36	$21.94	$17.32	2.3%	(18.9)%	753,477
September 30, 2022	$21.10	$20.74	$20.23	$16.32	(4.1)%	(21.3)%	934,517
December 31, 2022	$20.79	$20.74	$18.16	$16.32	(12.7)%	(21.3)%	1,158,896
March 31, 2023	$21.12	$20.62	$19.37	$15.20	(8.3)%	(26.3)%	851,252
June 30, 2023	$21.16	$21.16	$19.26	$13.80	(9.0)%	(34.8)%	1,243,574
September 30, 2023	$21.59	$21.29	$18.75	$16.07	(13.2)%	(24.5)%	990,214
December 30, 2023	$21.43	$21.45	$19.15	$16.28	(10.6)%	(24.1)%	2,071,174
March 31, 2024	$21.24	$21.32	$19.50	$17.81	(8.2)%	(16.5)%	925,364
June 30, 2024	$21.58	$21.76	$19.20	$17.91	(11.0)%	(17.7)%	1,037,351
September 30, 2024	$21.73	$21.58	$21.67	$18.40	(0.3)%	(14.7)%	1,312,915
December 31, 2024	$21.78	$21.73	$21.58	$19.57	(0.9)%	(9.9)%	1,531,140

(1) Based on our computations.

(2) Source: The NASDAQ Global Select Market.

(3) Based on our computations.

(4) Source: Bloomberg.

Lowest Price or Bid	[8]	$ 19.57	$ 18.4	$ 17.91	$ 17.81	$ 16.28	$ 16.07	$ 13.8	$ 15.2	$ 16.32	$ 16.32	$ 17.32	$ 20.13
Highest Price or Bid	[8]	21.58	21.67	19.2	19.5	19.15	18.75	19.26	19.37	18.16	20.23	21.94	23.36
Lowest Price or Bid, NAV	[9]	21.73	21.58	21.76	21.32	21.45	21.29	21.16	20.62	20.74	20.74	21.36	21.74
Highest Price or Bid, NAV	[9]	$ 21.78	$ 21.73	$ 21.58	$ 21.24	$ 21.43	$ 21.59	$ 21.16	$ 21.12	$ 20.79	$ 21.1	$ 21.44	$ 21.74
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[9]	(0.90%)	(0.30%)	(11.00%)	(8.20%)	(10.60%)	(13.20%)	(9.00%)	(8.30%)	(12.70%)	(4.10%)	2.30%	7.50%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[9]	(9.90%)	(14.70%)	(17.70%)	(16.50%)	(24.10%)	(24.50%)	(34.80%)	(26.30%)	(21.30%)	(21.30%)	(18.90%)	(7.40%)
Share Price		$ 20.98				$ 18.16				$ 17.04				$ 20.98	18.16	17.04	21.97	19.25	22.3	19.3	20.13	18.69	16.3
NAV Per Share		$ 21.78				$ 21.43				$ 20.79				$ 21.78	$ 21.43	$ 20.79	$ 21.7	$ 21.44	$ 21.83	$ 21.43	$ 21.56	$ 21.22	$ 21.62	$ 21.86
Latest Premium (Discount) to NAV [Percent]														(3.67%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 10 — Capital Share Transactions

As of December 31, 2024, 50,000,000 shares of $0.001 par value capital stock were authorized. Of the authorized shares, AMFC is authorized to issue 40,000,000 shares of common stock and 10,000,000 shares of preferred stock. Prior to commencement of operations on November 13, 2013, AMFC issued 4,001 shares of common stock. On November 13, 2013, AMFC sold 4,400,000 shares of common stock via an initial public offering at a price of $25.00 per share. On December 3, 2013 and December 11, 2013 AMFC sold an additional 125,000 shares and 167,047 shares, respectively, of common stock at a public offering price of $25.00 per share pursuant to the underwriters’ exercise of the over-allotment option. On November 7, 2014, AMFC sold an additional 1,600,000 shares of common stock via an initial public offering at a price of $23.00 per share. On December 2, 2014, AMFC sold an additional 202,000 shares of common stock at a public offering price of $23.00 per share pursuant to the underwriters’ exercise of the over-allotment option. On July 13, 2021, AMFC sold an additional 492,234 shares of common stock at a public offering price of $21.89 in a registered direct offering. The purchase price for one share of common stock was $21.89. The Net Asset Value at the time of the transaction was $21.85. The registered direct offering was accretive to current shareholders.

On October 21, 2021, the Company filed a prospectus supplement with the U.S. Securities and Exchange Commission (“SEC”), under which it could offer and sell up to $30,000,000 of its common stock (the “Common Stock”) from time to time through an “at-the-market” equity offering program (the “ATM Offering”). Shares of Common Stock were offered through B. Riley Securities, Inc. which served as the sales agent.

For the period of October 21, 2021 to December 31, 2021, the Company sold 5,771 shares of its common stock, for total net proceeds to the Company of $127,331. In connection with such sales, the Company paid a total of approximately $1,299 in sales agent commissions.

For the period January 1, 2022 to December 31, 2022, the Company sold 21,114 shares of its common stock, for total net proceeds to the Company of $458,370. In connection with such sales, the Company paid a total of approximately $6,496 in sales agent commissions.

For the period January 1, 2023 to December 31, 2024, the Company did not sell its common stock. The Company’s shelf registration statement expired on May 28, 2024.

Total shares of Common Stock issued and outstanding at December 31, 2024 were 7,120,782.

Outstanding Security, Authorized [Shares]														50,000,000
Investment And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk — An investment in the Company’s common shares (“Common Shares”) is subject to investment risk, including the possible loss of the entire principal invested. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Company dividends and distributions. The Company expects to utilize leverage, which will magnify investment risk.

Preferred And Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred and Debt Securities Risk — Preferred and debt securities in which the Company invests are subject to various risks, including credit risk, interest rate risk, call/prepayment risk and reinvestment risk. In addition, preferred securities are subject to certain other risks, including deferral and omission risk, subordination risk, limited voting rights risk and special redemption rights risk.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk — The Company is subject to credit risk, which is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk — The use of leverage by the Company can magnify the effect of any losses. If the income and gains from the securities and investments purchased with leverage proceeds do not cover the cost of leverage, the return on the Common Shares will be less than if leverage had not been used. Moreover, leverage involves risks and special considerations for holders of Common Shares including the likelihood of greater volatility of net asset value and market price of the Common Shares than a comparable portfolio without leverage, and the risk that fluctuations in interest rates on reverse repurchase agreements, borrowings and short-term debt or in the dividend rates on any preferred shares issued by the Company will reduce the return to the holders of Common Shares or will result in fluctuations in the dividends paid on the Common Shares. There is no assurance that a leveraging strategy will be successful. See Note 7 for additional information on leverage.

Call/Prepayment and Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Call/Prepayment and Reinvestment Risk — If an issuer of a security exercises an option to redeem its issue at par or prepay principal earlier than scheduled, the Company may be forced to reinvest in lower yielding securities. A decline in income could affect the Common Shares’ market price or the overall return of the Company.

Concentration In Banking Industry Financial Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Concentration in the Banking industry/Financial Sector — Because the Company concentrates in the banking industry and may invest up to 100% of its managed assets in the banking industry and financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting the banking industry and financials sector, such as changes in interest rates, loan concentration and competition.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risk — Financial institutions, including community banks, are subject to various state and federal banking regulations that impact how they conduct business, including but not limited to how they obtain funding. Changes to these regulations could have an adverse effect on their operations and operating results and our investments. We expect to make long-term investments in financial institutions that are subject to various state and federal regulations and oversight. Congress, state legislatures and the various bank regulatory agencies frequently introduce proposals to change the laws and regulations governing the banking industry in response to the Dodd-Frank Act, Consumer Financial Protection Bureau (the “CFPB”) rulemaking or otherwise. The likelihood and timing of any proposals or legislation and the impact they might have on our investments in financial institutions affected by such changes cannot be determined and any such changes may be adverse to our investments. Federal banking regulators recently proposed amended regulatory capital regulations in response to The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and Basel III protocols which would impose even more stringent capital requirements. In the event that a regulated bank falls below certain capital adequacy standards, it may become subject to regulatory intervention including, but not limited to, being placed into a Federal Deposit Insurance Corporation ("FDIC")-administered receivership or conservatorship. The effect of inadequate capital can have a potentially adverse consequence on the institution’s financial condition, its ability to operate as a going concern and its ability to operate as a regulated financial institution and may have a material adverse impact on our investments.

Convertible Securities/Contingent Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities/Contingent Convertible Securities Risk — The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Contingent convertible securities provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date.

Illiquid And Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid and Restricted Securities Risk — Investment of the Company’s assets in illiquid and restricted securities may restrict the Company’s ability to take advantage of market opportunities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Company believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Company pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The risks associated with illiquid and restricted securities may be particularly acute in situations in which the Company’s operations require cash and could result in the Company borrowing to meet its short-term needs or incurring losses on the sale of illiquid or restricted securities.

Regulatory Capital Relief Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Capital Relief Securities Risk — Regulatory capital relief securities are subject to several risks. In particular, to all capital securities, banking regulators could change or amend existing banking regulations which could affect the regulatory treatment of regulatory capital relief securities, where stricter regulation could make regulatory capital relief securities less desirable, or undesirable, for banks to issue, reducing the supply of new investments. Should an adverse regulatory development occur in the future, it would likely result in the bank issuer of such securities being able to redeem an investment early, which subjects the Company to reinvestment risk. Regulatory capital relief securities remain subject to the same sector specific and other risks as any banking-related investment that the Company may acquire, including, but not limited to, credit risk, interest rate risk, prepayments, adverse changes in market value or liquidity and the quality of the loans extended by each bank to its clients.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk — The Company is subject to interest rate risk, which is the risk that the preferred and debt securities in which the Company invests will decline in value because of rising market interest rates.

Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[10],[11]	$ 46,800,000				$ 45,000,000				$ 55,600,000				$ 46,800,000	$ 45,000,000	$ 55,600,000	$ 60,000,000	$ 43,000,000	$ 17,700,000	$ 51,000,000	$ 25,750,000	$ 61,500,000	$ 25,000,000	$ 22,500,000
Senior Securities Coverage per Unit	[10],[12]	$ 4,314				$ 4,387				$ 3,656				$ 4,314	$ 4,387	$ 3,656	$ 3,558	$ 4,274	$ 9,090	$ 3,753	$ 6,478	$ 3,253	$ 6,631	$ 7,317
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]														Credit Facility
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]														common stock
Outstanding Security, Title [Text Block]														common stock
Outstanding Security, Authorized [Shares]														40,000,000
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]														preferred stock
Outstanding Security, Title [Text Block]														preferred stock
Outstanding Security, Authorized [Shares]														10,000,000

[1]	In the event that the securities to which the Company’s prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load.
[2]	The expenses associated with the administration of our dividend reinvestment plan are included in “Other Expenses.” Participants in the dividend reinvestment plan that instruct the plan administrator to sell shares obtained under the plan may be accessed a $15 transaction fee by the plan administrator and the proceeds of such sale will be net of brokerage commissions, fees and transaction costs. For more details about the plan, see “Dividend Reinvestment Plan".
[3]	The Company’s related supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on our behalf), the offering price and the offering expenses borne by us as a percentage of the offering price.
[4]	For the purposes of calculating our expenses, we have assumed the maximum contractual management fee of 1.75% of Managed Assets. See “Investment Advisory Fee and Other Fee Arrangements.” see note 3
[5]	We entered into a revolving credit agreement on June 9, 2014. Interest expense assumes that leverage will represent approximately 30% of our Managed Assets (as defined under “Management—Management Agreement — Management Fee”) - see note 7, and charge interest or involve payment at a rate set by an interest rate transaction at the rate of 6.92% as of February 10, 2025. We have assumed for purposes of these expense estimates that we will utilize leverage for the entire year.
[6]	Pursuant to the management agreement, our Adviser furnishes us, or arranges for the furnishing of office facilities and clerical and administrative services necessary for our operation (other than services provided by our custodian, accounting agent, administrator, dividend and interest paying agent and other service providers). We bear all expenses incurred in our operations, and we will bear the expenses related to any future offering. “Other Expenses” above includes all such costs not borne by our Adviser, which may include but are not limited to overhead costs of our business, commissions, fees and expenses connected with our investments and auditing, accounting and legal expenses, and Acquired Fund Fees and Expenses.
[7]	Total Annual Expenses may not correlate to the ratio of expenses to average net assets disclosed in the Company’s annual and semi-annual reports to stockholders in the financial highlights table, which reflects operating expenses of the Company and does not include “Acquired Fund” fees and expenses. For the year ended December 31, 2024, the Advisor voluntarily reimbursed the Fund $82,936 for expenses related to Investor Relations Fees.
[8]	Source: The NASDAQ Global Select Market.
[9]	Based on our computations.
[10]	On June 9, 2014, the Company entered into the Credit Facility, a revolving credit agreement which had an initial aggregate principal amount of up to $45,000,000 and stated maturity date of June 9, 2019. The interest rate applicable to borrowings thereunder was generally LIBOR plus an applicable margin of 2.85%. The Credit Facility’s commitment was increased to $70 million on January 16, 2015.The Credit Facility was further amended in May 2017 to reflect a single lender, Texas Capital Bank, N.A., a reduced rate of LIBOR +2.35% and a maximum borrowing amount of $62 million. In May 2022, the Credit Facility was further amended to reflect the addition of two lenders, a new rate of SOFR +2.61% and a maximum borrowing amount of $70 million. See “Leverage—Effects of Leverage” for a description of our revolving credit agreement.
[11]	Total amount of each class of senior securities outstanding at the end of the period.
[12]	The asset coverage ratio for senior securities representing indebtedness is calculated as our consolidated total assets, less all consolidated liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit.